Share-Based Compensation - Schedule of Stock Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of options
Outstanding, beginning of the year (shares) | shares	5,963,185	5,334,420	3,764,055
Granted during the year (shares) | shares	2,145,400	1,005,000	1,832,500
Forfeited during the year (shares) | shares	(280,288)	(62,962)	(110,612)
Expired during the year (shares) | shares	(314,573)	(304,940)	(28,364)
Exercised during the year (shares) | shares	(450,391)	(8,333)	(123,159)
Outstanding, end of the year (shares) | shares	7,063,333	5,963,185	5,334,420
Options exercisable, end of the year (shares) | shares	5,039,604	4,420,482	3,165,679
Weighted Average Exercise Price $
Outstanding, beginning of the year (cad per share) | $ / shares	$ 2.91	$ 3.53	$ 4.08
Granted during the year (cad per share) | $ / shares	2.23	2.04	2.99
Forfeited during the year (cad per share) | $ / shares	2.86	3.83	6.21
Expired during the year (cad per share) | $ / shares	4.17	10.80	37.63
Exercised during the year (cad per share) | $ / shares	1.74	1.45	1.94
Outstanding, beginning of the year (cad per share) | $ / shares	2.72	2.91	3.53
Options exercisable, end of the year (cad per share) | $ / shares	$ 2.85	$ 3.01	$ 3.82